Expense Example - (John Hancock Seaport Long/Short Fund)	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class A 1 year	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class A 3 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class A 5 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class A 10 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class C 1 year	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class C 3 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class C 5 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class C 10 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class I 1 year	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class I 3 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class I 5 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class I 10 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class R6 1 year	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class R6 3 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class R6 5 years	(John Hancock Seaport Long/Short Fund - Classes A, C, I and R6) Class R6 10 years	(John Hancock Seaport Long/Short Fund - Class NAV) Class NAV 1 year	(John Hancock Seaport Long/Short Fund - Class NAV) Class NAV 3 years	(John Hancock Seaport Long/Short Fund - Class NAV) Class NAV 5 years	(John Hancock Seaport Long/Short Fund - Class NAV) Class NAV 10 years
USD ($)	685	1,075	1,489	2,640	365	816	1,394	2,793	165	513	886	1,932	154	479	828	1,812	153	476	823	1,801